Subsequent Events (Details) - USD ($)		12 Months Ended
	May 05, 2025	Mar. 31, 2025	Apr. 17, 2025	Apr. 15, 2025	Oct. 28, 2024	Mar. 31, 2024
Subsequent Events [Line Items]
Total consideration (in Dollars)		$ 722,033
Common Shares [Member]
Subsequent Events [Line Items]
Common shares issued		568,021			3,346	22,402
ELOC [Member]
Subsequent Events [Line Items]
Common shares issued		130,000
Gross proceeds (in Dollars)		$ 607,050
Subsequent Events [Member]
Subsequent Events [Line Items]
Additional shares				250
Total consideration (in Dollars)				$ 500,000
Common shares basis ratio	7.97:1
Subsequent Events [Member] | RSU [Member]
Subsequent Events [Line Items]
Common shares issued			12,711
Subsequent Events [Member] | Common Shares [Member]
Subsequent Events [Line Items]
Additional shares				15,242